Significant accounting policies - Summary of Financial Statements affected by amendments to IFRS 9 made by IFRS 17 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	₩ 675,884,281	₩ 648,152,185
Cash and due from banks at amortized cost	29,532,235	28,453,404
Securities at fair value through other comprehensive income	63,661,719	64,838,323
Loans at amortized cost	412,291,511	389,137,156
Other assets	34,507,838	35,973,754
Total Liabilities	624,753,859	598,613,763
Insurance contract liabilities	54,315,124	54,333,498
Other liabilities	41,488,772	40,990,836
Total equity	51,130,422	49,538,422	₩ 46,356,858	₩ 41,930,381
Operating income	5,888,079	5,952,096	4,929,736
Non-operating income	339,475	(527,032)	(335,398)
Profit before income taxes	6,349,251	5,583,664	4,753,871
Income tax expense	1,617,088	1,471,036	1,255,795
Profit for the year	4,732,163	4,112,628	3,498,076
Other comprehensive income (loss) for the year	(2,598,032)	(617,789)	(173,844)
Total comprehensive loss for the year	2,134,131	3,494,839	3,324,232
Cash flows from operating activities	7,592,560	4,199,954	(1,036,085)
Cash flows from investing activities	(11,031,456)	(12,030,510)	(3,025,926)
Cash flows from financing activities	3,394,715	4,961,745	7,880,569
Subsidiary Shinhan Life Insurance
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	66,753,920	70,535,556
Total Liabilities	63,271,167	65,382,992
Total equity	3,482,753	5,152,564
Profit for the year	463,593	174,811	177,834
Total comprehensive loss for the year	(1,659,016)	(162,161)	₩ 227,596
Associates Shinhan Ez General Insurance Ltd
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	241,096	0
Total Liabilities	115,448	0
Total equity	125,648	₩ 0
(B-A) | Subsidiary Shinhan Life Insurance
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	(10,252,789)
Total Liabilities	(14,856,758)
Total equity	4,603,969
Operating profit	(65,220)
Profit before income taxes	(65,331)
Profit for the year	(48,018)
Total comprehensive loss for the year	1,482,150
Cash flows from operating activities	(406,005)
Cash flows from investing activities	335,528
Cash flows from financing activities	0
(B-A) | Associates Shinhan Ez General Insurance Ltd
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	(18,125)
Total Liabilities	(29,928)
Total equity	11,803
Operating profit	5,672
Profit before income taxes	5,672
Profit for the year	5,672
Total comprehensive loss for the year	5,689
Cash flows from operating activities	0
Cash flows from investing activities	0
Cash flows from financing activities	0
IFRS 4 and IFRS 9 | Subsidiary Shinhan Life Insurance
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	66,753,920
Cash and due from banks at amortized cost	1,112,577
Financial assets at fair value through profit or loss	6,662,617
Securities at fair value through other comprehensive income	10,946,361
Securities at amortized cost	27,744,212
Loans at amortized cost	8,612,410
Reinsurance contract assets	295,621
Other assets	11,380,122
Total Liabilities	63,271,167
Insurance contract liabilities	53,369,918
Other liabilities	9,901,249
Total equity	3,482,753
Operating income	9,412,664
Operating expenses	(8,796,865)
Operating profit	615,799
Non-operating income	(17,562)
Profit before income taxes	598,237
Income tax expense	(134,644)
Profit for the year	463,593
Other comprehensive income (loss) for the year	(2,122,609)
Total comprehensive loss for the year	(1,659,016)
Cash flows from operating activities	(931,218)
Cash flows from investing activities	288,321
Cash flows from financing activities	(42,340)
IFRS 4 and IFRS 9 | Associates Shinhan Ez General Insurance Ltd
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	241,096
Cash and due from banks at amortized cost	133,996
Securities at fair value through other comprehensive income	9,876
Securities at amortized cost	40,016
Reinsurance contract assets	35,748
Other assets	21,460
Total Liabilities	115,448
Insurance contract liabilities	93,885
Other liabilities	21,563
Total equity	125,648
Operating income	71,210
Operating expenses	(86,452)
Operating profit	(15,242)
Non-operating income	212
Profit before income taxes	(15,030)
Income tax expense	0
Profit for the year	(15,030)
Other comprehensive income (loss) for the year	208
Total comprehensive loss for the year	(14,822)
Cash flows from operating activities	9,331
Cash flows from investing activities	(59,056)
Cash flows from financing activities	(79,183)
IFRS 17 and IFRS 9 | Subsidiary Shinhan Life Insurance
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	56,501,131
Cash and due from banks at amortized cost	1,653,704
Financial assets at fair value through profit or loss	11,527,229
Securities at fair value through other comprehensive income	32,753,803
Securities at amortized cost	4,338,766
Loans at amortized cost	4,219,870
Reinsurance contract assets	59,017
Other assets	1,948,742
Total Liabilities	48,414,409
Insurance contract liabilities	42,928,691
Reinsurance contract liabilities	62,770
Investment contract liabilities	2,296,401
Other liabilities	3,126,547
Total equity	8,086,722
Insurance service result	733,320
Insurance service revenue	760,665
Net reinsurance service expenses	(27,345)
Net financial result	(182,741)
Investment income	588,729
Insurance finance expenses	(771,470)
Operating profit	550,579
Non-operating income	(17,673)
Profit before income taxes	532,906
Income tax expense	(117,331)
Profit for the year	415,575
Other comprehensive income (loss) for the year	(592,441)
Total comprehensive loss for the year	(176,866)
Cash flows from operating activities	(1,337,223)
Cash flows from investing activities	623,849
Cash flows from financing activities	(42,340)
IFRS 17 and IFRS 9 | Associates Shinhan Ez General Insurance Ltd
Disclosure of Detailed Information on Financial Statements affected by amendments to IFRS 9 made by IFRS 17 [Line Items]
Total Assets	222,971
Cash and due from banks at amortized cost	133,996
Securities at fair value through other comprehensive income	9,876
Securities at amortized cost	40,016
Reinsurance contract assets	24,713
Other assets	14,370
Total Liabilities	85,520
Insurance contract liabilities	75,318
Reinsurance contract liabilities	0
Investment contract liabilities	0
Other liabilities	10,202
Total equity	137,451
Insurance service result	(11,060)
Insurance service revenue	(7,977)
Net reinsurance service expenses	(3,083)
Net financial result	1,490
Investment income	2,181
Insurance finance expenses	(691)
Operating profit	(9,570)
Non-operating income	212
Profit before income taxes	(9,358)
Income tax expense	0
Profit for the year	(9,358)
Other comprehensive income (loss) for the year	225
Total comprehensive loss for the year	(9,133)
Cash flows from operating activities	9,331
Cash flows from investing activities	(59,056)
Cash flows from financing activities	₩ (79,183)